Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share of common stock
	Three Months Ended March, 31
	2021	2020
	(Dollar amounts in thousands, except for shares and per share data)
Numerator:
Net loss attributable to common stockholders	$(16,562)	$(5,562)

Denominator:
Weighted average shares outstanding, basic and diluted	170,249,708	86,762,463

Net loss per share, basic and diluted	$(0.10)	$(0.06)

	Years Ended December 31,
	2020 as restated	2019
	(in thousands, except share and per share data)
Numerator:

Net income (loss) attributable to common stockholders - basic	$324,117	$(14,113)
Less: gain from change in fair value of warrant liabilities	(363,299)	-
Net loss attributable to common shareholders – diluted	$(39,182)	$(14,113)

Denominator:

Weighted average shares outstanding, basic	104,324,059	86,643,714
Weighted average shares outstanding, diluted	112,570,960	86,643,714

Net income (loss) per share, basic	$3.11	$(0.16)
Net loss per share, diluted	$(0.35)	$(0.16)

Schedule of weighted aaverage potential common shares
	Three Months Ended March, 31
	2021	2020

Stock options, including incentive stock options and non-qualified	4,360,010	4,559,583
Unvested restricted stock units	3,174,341	—

Total	7,534,351	4,559,583

	Years Ended December 31,
	2020 as restated	2019

Stock options, including incentive stock options and non-qualified	6,326,479	3,772,368
Common shares issuable from the exercise of warrants	1,920,426	-

Total	8,246,905	3,772,368